Note 4 - Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Depreciation Expense	$ 1,412	$ 1,396	$ 2,810	$ 416